Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Line of Credit

NOTE 9. Line of Credit

The Company was previously party to a Loan and Security Agreement and an attendant Intellectual Property Security Agreement (collectively the “Agreement”) with Silicon Valley Bank (“SVB” or the “Bank”) which was secured by substantially all of the Company’s assets. The Agreement contained representations and warranties, affirmative and restrictive covenants, and events of default which are customary for credit facilities of this type. The Agreement originally provided the Company with the ability to borrow against both its domestic and foreign eligible accounts receivable based on specified advance rates. It was then augmented in October 2016 to provide for a $2 million sublimit that enabled the Company to borrow against its Mexican peso deposits held at the Bank at a 70% advance rate with such borrowings bearing interest at the prime rate. In March 2017, due to the Company’s continuing losses, the Agreement was amended to eliminate the Company’s ability to borrow against its accounts receivable and all related financial covenants were removed. On September 27, 2017, the credit facility matured and was not renewed by the Company. The Bank released its security interest in the Company’s assets, which are now unencumbered.

NOTE 6 – LINE OF CREDIT

On March 27, 2014, the Company entered into a Loan and Security Agreement and an attendant Intellectual Property Security Agreement (collectively the “Agreement”) with Silicon Valley Bank (the “Bank”), pursuant to which the Company could borrow up to $2 million based upon both its domestic and foreign eligible accounts receivable multiplied by an advance rate of 80% and 70%, respectively, with eligibility determined in accordance with the Agreement (the “Credit Facility”). The Credit Facility, which is secured by substantially all of the Company’s assets, contains representations and warranties, affirmative, restrictive and financial covenants, and events of default which are customary for credit facilities of this type, has since been subjected to seven amendments and currently provides for a maximum borrowing availability under the Credit Facility of $3 million. It also provides for a $2 million sublimit which enables the Company to borrow against its Mexican Peso deposits held at the Bank at a 70% advance rate. Borrowings under the Credit Facility bear interest based on the face amount of financed receivables at the prime rate plus 4.5% for domestic receivables and 3.53% for foreign receivables, or, in the case of Mexican Peso borrowings, at the prime rate based on the borrowed amount. At December 31, 2016, the Company was in compliance with all covenants, no amounts were drawn against the Credit Facility and $3 million was available for borrowing under the credit line. The maturity date of the Credit Facility is September 27, 2017.